Putnam VT Mortgage Securities Fund
The fund's portfolio
9/30/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (79.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (38.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.456%, 4/15/37	$15,176	$27,041
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.49%, 11/15/35	21,580	37,153
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.609%, 3/15/35	108,974	145,426
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.732%, 6/15/34	10,344	12,103
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.166%, 11/15/42	108,506	12,310
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 2/15/45	422,344	79,617
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 8/25/50	926,371	184,307
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.914%, 12/25/49	883,783	185,499
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	119,477	16,546
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	110,232	8,244
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	1,118,695	171,250
REMICs Ser. 4425, IO, 4.00%, 1/15/45	157,351	19,140
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	254,618	29,370
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	190,475	31,501
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	212,401	10,774
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	184,392	12,617
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	1,586,129	246,857
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	746,817	135,843
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	1,004,227	164,604
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	151,177	23,722
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	282,137	35,329
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	114,141	6,505
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	1,296,036	202,145
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	211,304	19,017
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	199,709	21,920
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	425,817	33,533
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	454,923	35,674
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	289,396	16,958
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	139,112	8,375
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	159,768	5,590
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	220,988	203,264
REMICs Ser. 3391, PO, zero %, 4/15/37	3,704	3,417
Strips Ser. 315, PO, zero %, 9/15/43	544,141	491,909
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.384%, 7/25/36	11,269	21,980
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.251%, 3/25/36	19,982	32,732
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.885%, 6/25/37	20,733	36,526
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.968%, 2/25/38	73,811	95,526
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.857%, 12/25/35	27,751	41,626
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.728%, 5/25/40	37,344	47,091
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.514%, 10/25/41	28,744	3,397
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.164%, 7/25/48	427,486	89,618
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.164%, 6/25/48	1,072,564	213,855
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.164%, 3/25/48	487,932	88,023
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.114%, 6/25/48	1,172,056	183,372
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 1/25/48	767,020	130,451
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 11/25/46	1,773,809	344,665
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 6/25/50	1,836,217	395,847
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 11/25/46	1,232,434	244,559
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 11/25/46	1,694,088	290,706
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 8/25/46	794,117	145,304
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	443,698	101,472
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 8/25/49	529,752	92,625
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 3/25/46	1,159,165	229,524
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.914%, 11/25/49	77,289	18,845
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	273,753	49,125
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	362,689	66,673
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	753,384	136,320
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	530,654	71,745
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	422,069	70,992
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	364,207	55,551
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,752,988	273,815
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	579,157	85,618
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	578,128	113,526
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	311,931	37,125
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	99,531	4,698
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	208,744	14,494
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	798,672	75,498
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,533,793	264,719
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	601,195	67,045
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	137,165	2,852
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	201,074	23,954
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	233,674	11,108
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	1,313,095	128,946
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	161,664	17,975
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	354,121	30,986
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	155,600	18,068
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	74,298	4,210
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	147,728	5,566
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	174,581	10,848
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	64,096	1,011
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	96,104	1,686
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	61,848	1,563
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	134,413	4,070
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	832,776	141,863
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 0.436%, 5/25/42	2,418	2,435
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.334%, 8/27/36	1,868,618	1,743,774
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	19,243	18,048
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	8,540	7,686
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.613%, 12/20/43	173,571	34,063
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.513%, 4/20/38	508,479	119,503
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.213%, 8/20/50	2,011,435	417,996
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.113%, 6/20/48	376,539	57,195
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.113%, 10/20/47	603,454	107,113
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.113%, 6/20/43	833,970	156,938
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.065%, 1/16/44	491,415	85,463
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.065%, 9/16/43	808,033	148,818
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 5/20/49	728,283	105,112
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.015%, 2/16/46	432,163	79,721
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 8/20/49	491,536	65,444
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	256,994	52,508
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/50	38,747	4,729
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 1/20/50	827,204	136,068
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 10/20/49	758,109	200,384
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 9/20/49	1,124,984	183,815
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.913%, 10/20/49	303,524	85,589
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	278,874	53,980
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	396,370	74,565
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	190,271	33,119
Ser. 14-76, IO, 5.00%, 5/20/44	223,033	39,254
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	172,885	26,040
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	95,838	18,123
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	72,437	13,675
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	103,596	18,970
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	337,465	64,118
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	265,234	49,493
Ser. 18-1, IO, 4.50%, 1/20/48	407,127	62,397
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	43,712	4,454
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	242,182	39,057
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	664,827	112,330
Ser. 12-129, IO, 4.50%, 11/16/42	217,722	40,041
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	225,380	19,924
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	139,188	22,912
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	81,628	13,538
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	65,692	10,898
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	90,074	16,948
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	331,637	57,152
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	266,167	50,572
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	264,232	16,807
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	393,740	63,231
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	73,226	10,198
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	220,086	34,947
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	855,678	148,477
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	98,433	15,049
Ser. 14-104, IO, 4.00%, 3/20/42	270,144	33,894
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	13,032	40
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	31,166	318
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	388,393	43,577
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	2,049,390	295,694
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	118,529	10,519
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	161,370	15,441
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	84,024	8,800
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	42,524	4,279
Ser. 12-136, IO, 3.50%, 11/20/42	325,866	48,600
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	378,849	27,588
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	73,543	3,912
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	214,642	14,102
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	177,888	4,284
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	944,078	133,134
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	75,702	733
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	28,590	237
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	259,885	18,088
Ser. 16-H13, Class IK, IO, 2.636%, 6/20/66(WAC)	971,077	97,563
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,859,915	193,006
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,490,450	181,716
Ser. 17-H25, Class AI, IO, 2.491%, 12/20/67(WAC)	386,431	29,586
Ser. 16-H24, Class KI, IO, 2.462%, 11/20/66(WAC)	589,255	48,706
Ser. 17-H04, Class BI, IO, 2.459%, 2/20/67(WAC)	737,899	60,646
Ser. 17-H08, Class EI, IO, 2.387%, 2/20/67(WAC)	1,020,967	81,358
Ser. 16-H04, Class HI, IO, 2.387%, 7/20/65(WAC)	711,529	32,019
Ser. 16-H18, Class QI, IO, 2.371%, 6/20/66(WAC)	972,085	74,581
Ser. 18-H05, Class ID, IO, 2.353%, 3/20/68(WAC)	424,667	35,035
Ser. 16-H27, Class GI, IO, 2.35%, 12/20/66(WAC)	1,233,969	119,755
Ser. 18-H02, Class IM, IO, 2.33%, 2/20/68(WAC)	680,730	63,925
Ser. 17-H08, Class GI, IO, 2.329%, 2/20/67(WAC)	676,615	71,256
Ser. 17-H25, Class CI, IO, 2.311%, 12/20/67(WAC)	1,354,535	127,834
Ser. 18-H01, Class XI, IO, 2.307%, 1/20/68(WAC)	987,149	98,252
Ser. 16-H07, Class PI, IO, 2.287%, 3/20/66(WAC)	1,755,095	154,119
Ser. 17-H14, Class LI, IO, 2.275%, 6/20/67(WAC)	604,311	49,195
Ser. 17-H08, Class NI, IO, 2.245%, 3/20/67(WAC)	723,057	49,168
Ser. 17-H03, Class KI, IO, 2.231%, 1/20/67(WAC)	1,164,348	115,038
Ser. 16-H23, Class NI, IO, 2.225%, 10/20/66(WAC)	1,433,395	101,198
Ser. 17-H06, Class MI, IO, 2.218%, 2/20/67(WAC)	1,229,762	86,386
FRB Ser. 16-H19, Class AI, IO, 2.20%, 9/20/66(WAC)	1,644,475	123,326
Ser. 16-H24, IO, 2.14%, 9/20/66(WAC)	726,547	64,141
Ser. 17-H20, Class AI, IO, 2.137%, 10/20/67(WAC)	1,790,018	151,033
Ser. 17-H14, Class JI, IO, 2.134%, 6/20/67(WAC)	460,169	45,873
Ser. 16-H17, Class DI, IO, 2.133%, 7/20/66(WAC)	1,046,278	71,955
Ser. 17-H25, IO, 2.118%, 11/20/67(WAC)	766,779	56,550
Ser. 16-H24, Class JI, IO, 2.103%, 11/20/66(WAC)	466,396	37,968
Ser. 16-H06, Class HI, IO, 2.076%, 2/20/66(WAC)	924,579	54,849
Ser. 15-H24, Class HI, IO, 2.059%, 9/20/65(WAC)	761,557	26,830
Ser. 15-H23, Class TI, IO, 1.90%, 9/20/65(WAC)	840,571	59,176
Ser. 15-H25, Class BI, IO, 1.875%, 10/20/65(WAC)	710,458	48,880
FRB Ser. 15-H16, Class XI, IO, 1.871%, 7/20/65(WAC)	618,931	47,410
Ser. 17-H10, Class MI, IO, 1.83%, 4/20/67(WAC)	822,951	47,237
Ser. 17-H09, IO, 1.821%, 4/20/67(WAC)	709,743	41,624
Ser. 15-H20, Class CI, IO, 1.817%, 8/20/65(WAC)	1,143,122	85,048
Ser. 15-H22, Class AI, IO, 1.785%, 9/20/65(WAC)	1,269,416	87,590
Ser. 15-H13, Class AI, IO, 1.781%, 6/20/65(WAC)	957,307	62,075
Ser. 16-H03, Class AI, IO, 1.761%, 1/20/66(WAC)	1,157,116	70,873
Ser. 15-H10, Class HI, IO, 1.741%, 4/20/65(WAC)	1,692,160	109,821
Ser. 14-H25, Class BI, IO, 1.677%, 12/20/64(WAC)	860,981	48,022
Ser. 17-H16, Class HI, IO, 1.654%, 8/20/67(WAC)	673,882	41,065
Ser. 16-H06, Class AI, IO, 1.634%, 2/20/66(WAC)	579,643	37,473
Ser. 14-H21, Class AI, IO, 1.619%, 10/20/64(WAC)	1,123,005	71,222
Ser. 15-H04, Class AI, IO, 1.613%, 12/20/64(WAC)	795,487	44,125
Ser. 16-H06, Class DI, IO, 1.603%, 7/20/65(WAC)	1,104,509	54,322
Ser. 14-H18, Class CI, IO, 1.573%, 9/20/64(WAC)	795,078	53,192
Ser. 16-H04, Class KI, IO, 1.517%, 2/20/66(WAC)	1,174,669	58,183
Ser. 16-H10, Class AI, IO, 1.496%, 4/20/66(WAC)	1,027,825	51,303
Ser. 16-H08, Class GI, IO, 1.423%, 4/20/66(WAC)	680,370	29,981
FRB Ser. 11-H07, Class FI, IO, 1.226%, 2/20/61(WAC)	1,419,638	38,046
Ser. 10-151, Class KO, PO, zero %, 6/16/37	16,795	15,140

		16,587,540
Commercial mortgage-backed securities (18.5%)
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	53,000	48,268
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	95,435
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45(WAC)	71,000	56,800
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.251%, 1/15/51(WAC)	47,000	50,868
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	123,000	112,053
CD Commercial Mortgage Trust FRB Ser. 17-CD4, Class C, 4.35%, 5/10/50(WAC)	77,000	82,739
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	116,340
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.566%, 5/15/45(WAC)	68,000	61,037
FRB Ser. 14-UBS2, Class C, 5.138%, 3/10/47(WAC)	61,000	63,383
FRB Ser. 14-CR16, Class C, 5.083%, 4/10/47(WAC)	37,000	39,020
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51(WAC)	67,000	73,161
FRB Ser. 15-CR23, Class C, 4.433%, 5/10/48(WAC)	72,000	76,711
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	117,000	119,626
FRB Ser. 15-CR26, Class D, 3.63%, 10/10/48(WAC)	149,000	147,538
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.437%, 8/10/46(WAC)	101,000	96,490
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	228,000	215,167
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	124,000	93,124
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	104,000	104,802
FRB Ser. 13-CR6, Class D, 4.224%, 3/10/46(WAC)	160,000	155,010
FRB Ser. 18-COR3, Class D, 2.962%, 5/10/51(WAC)	47,000	41,804
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	112,000	125,735
FRB Ser. 15-C1, Class C, 4.404%, 4/15/50(WAC)	124,000	118,737
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.052%, 11/15/51(WAC)	73,000	76,208
Ser. 20-C19, Class D, 2.50%, 3/15/53	45,000	41,502
Ser. 19-C17, Class D, 2.50%, 9/15/52	123,000	110,321
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.545%, 8/10/44(WAC)	167,000	166,499
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.483%, 7/25/29	222,401	224,483
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.483%, 7/25/29	71,976	72,480
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46(WAC)	154,000	142,460
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	49,000	50,280
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.141%, 1/10/47(WAC)	155,000	80,600
FRB Ser. 14-GC22, Class C, 4.845%, 6/10/47(WAC)	85,000	88,419
FRB Ser. 15-GC30, Class C, 4.209%, 5/10/50(WAC)	40,000	42,088
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	292,000	199,080
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	139,000	141,086
FRB Ser. 13-GC13, Class D, 4.218%, 7/10/46(WAC)	105,000	62,772
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	125,000	123,155
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	87,000	89,035
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	229,000	150,885
FRB Ser. 14-C25, Class D, 4.089%, 11/15/47(WAC)	139,000	107,334
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	88,000	86,427
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	140,657	124,481
FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46(WAC)	168,000	139,259
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	49,828
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class D, 5.872%, 11/15/43(WAC)	131,000	128,262
FRB Ser. 11-C3, Class D, 5.707%, 2/15/46(WAC)	245,000	150,899
FRB Ser. 12-C8, Class C, 4.78%, 10/15/45(WAC)	200,000	194,966
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	8,644	8,624
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 14-C14, Class C, 5.218%, 2/15/47(WAC)	36,000	38,563
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.062%, 4/15/47(WAC)	180,000	186,697
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	29,000	29,244
FRB Ser. 13-C10, Class F, 4.216%, 7/15/46(WAC)	141,000	31,020
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.467%, 7/15/49(WAC)	148,000	121,135
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.836%, 3/25/50	171,000	177,388
FRB Ser. 19-01, Class M10, 3.336%, 10/15/49	446,000	450,118
FRB Ser. 19-01, Class M7, 1.786%, 10/15/49	63,217	62,936
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 5.098%, 10/15/51(WAC)	54,000	59,346
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	151,000	150,399
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.734%, 5/10/45(WAC)	281,000	264,623
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	115,055
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.611%, 12/10/45(WAC)	109,000	95,676
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.452%, 1/10/45(WAC)	181,000	177,089
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 5.144%, 8/15/51(WAC)	51,000	56,615
FRB Ser. 15-C29, Class D, 4.356%, 6/15/48(WAC)	56,000	56,359
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53(WAC)	49,000	55,032
FRB Ser. 20-C56, Class C, 3.871%, 6/15/53(WAC)	76,000	80,012
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.916%, 10/15/45(WAC)	71,000	72,080
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	133,000	136,563
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class C, 5.978%, 4/15/45(WAC)	113,000	114,257
FRB Ser. 11-C5, Class C, 5.965%, 11/15/44(WAC)	22,310	22,271
FRB Ser. 11-C4, Class C, 5.023%, 6/15/44(WAC)	132,802	132,425
FRB Ser. 12-C9, Class D, 4.969%, 11/15/45(WAC)	290,000	285,411

		7,915,595
Residential mortgage-backed securities (non-agency) (22.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.276%, 5/25/47	452,928	264,907
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	361,833	365,117
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.436%, 10/25/27 (Bermuda)	123,377	125,035
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.326%, 6/25/36	490,000	481,232
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.266%, 11/25/47	184,117	154,689
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 2.903%, 4/25/37(WAC)	212,004	213,253
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.267%, 2/20/47	210,737	164,600
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.266%, 6/25/47	293,256	282,967
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.936%, 1/25/30	182,000	173,075
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.886%, 3/25/28	247,100	265,051
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.086%, 12/25/28	265,649	278,642
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.836%, 10/25/24	22,624	22,792
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	52,403
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.536%, 10/25/29	250,000	258,999
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.736%, 12/25/29	225,583	230,483
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.386%, 9/25/30	201,685	204,301
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.336%, 2/25/49	50,000	57,755
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.55%, 10/25/50	56,000	73,220
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.086%, 10/25/48	413,000	487,521
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.836%, 1/25/49	32,000	36,997
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.586%, 3/25/49	114,000	128,361
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.086%, 8/25/50	65,000	81,331
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.086%, 7/25/50	64,000	79,840
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.236%, 7/25/49	34,000	36,924
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.836%, 9/25/48	431,000	470,480
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.336%, 10/25/49	90,000	93,298
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	72,908
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	73,282
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.736%, 1/25/49	95,000	99,371
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.336%, 10/25/48	144,000	150,300
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.186%, 3/25/50	54,190	55,023
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.836%, 10/25/28	155,009	179,617
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.086%, 9/25/28	43,775	45,827
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.786%, 4/25/28	40,459	42,695
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.586%, 9/25/29	74,000	80,672
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.386%, 10/25/28	66,030	69,356
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.586%, 12/25/30	371,000	391,986
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.536%, 5/25/30	158,000	163,964
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.536%, 2/25/30	60,000	63,113
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.536%, 1/25/29	16,214	16,822
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.336%, 1/25/31	90,000	94,686
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.236%, 2/25/30	200,000	208,186
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.186%, 3/25/31	59,000	61,192
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.086%, 5/25/30	220,000	229,603
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.686%, 1/25/30	92,000	95,885
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.636%, 7/25/30	108,000	111,746
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.636%, 7/25/29	132,766	136,650
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.086%, 10/25/29	150,870	154,950
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.336%, 7/25/30	17,753	17,970
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.286%, 1/25/30	130,000	132,786
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.336%, 6/25/39	420,000	433,125
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.436%, 7/25/31	47,000	48,528
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 4.186%, 7/25/39	98,000	99,741
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.186%, 9/25/31	236,000	242,616
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.736%, 2/25/40	79,000	82,317
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.086%, 1/25/40	35,000	34,900
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.406%, 11/25/36	92,496	88,875
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	100,000	100,000
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.016%, 11/25/34	28,203	27,849
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	87,060	83,866
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.936%, 5/25/47	411,304	364,623
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.206%, 8/25/36	38,977	37,291
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	109,715
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.006%, 7/25/45	79,469	76,764
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.316%, 4/25/37	60,341	59,409

		9,721,482

Total mortgage-backed securities (cost $36,022,427)		$34,224,617

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (15.1%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$21,465	$25,038
6.00%, with due dates from 4/15/28 to 11/20/38	53,825	62,053
5.50%, 4/20/38	75,975	86,720
5.00%, 3/20/50	18,899	21,011
4.70%, 8/20/67	104,925	112,773
4.50%, TBA, 10/1/51	2,000,000	2,132,874
4.50%, with due dates from 2/20/34 to 5/20/48	829,193	916,093
3.00%, TBA, 10/1/51	2,000,000	2,089,789
2.00%, TBA, 10/1/51	1,000,000	1,014,115

		6,460,466
U.S. Government Agency Mortgage Obligations (19.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	8,617	10,059
7.00%, with due dates from 11/1/26 to 4/1/32	49,202	57,190
5.50%, 12/1/33	10,129	11,540
4.50%, with due dates from 7/1/44 to 8/1/44	102,230	113,913
4.00%, with due dates from 12/1/44 to 9/1/45	401,719	440,840
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	6,258	7,188
7.00%, with due dates from 12/1/28 to 12/1/35	229,196	269,391
6.50%, 9/1/36	6,708	8,016
6.00%, 1/1/38	59,552	70,207
5.50%, 1/1/38	249,068	284,336
5.00%, 2/1/39	6,632	7,480
4.50%, with due dates from 7/1/44 to 5/1/45	101,156	112,124
3.50%, 6/1/56	559,768	613,014
3.50%, 1/1/47	57,317	61,372
Uniform Mortgage-Backed Securities
4.50%, TBA, 10/1/51	2,000,000	2,162,890
3.00%, TBA, 10/1/51	1,000,000	1,046,523
2.50%, TBA, 11/1/51	1,000,000	1,029,102
2.50%, TBA, 10/1/51	2,000,000	2,062,266

		8,367,451

Total U.S. government and agency mortgage obligations (cost $14,723,683)		$14,827,917

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	$3,009,000	$2,407
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	191,781
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	189,371
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	790,100	159,213
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	60,119
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	27,943

Total purchased swap options outstanding (cost $378,014)			$630,834

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Oct-21/$105.28	$7,000,000	$7,000,000	$1,932
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Oct-21/106.19	6,000,000	6,000,000	1,668
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Oct-21/103.75	5,000,000	5,000,000	375
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-21/104.56	10,000,000	10,000,000	15,190
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Oct-21/105.84	19,000,000	19,000,000	6,251
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Oct-21/107.15	5,000,000	5,000,000	1,825

Total purchased options outstanding (cost $130,001)				$27,241

ASSET-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$209,000	$209,277
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.986%, 10/25/53	50,000	50,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.886%, 11/25/53	30,000	30,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.085%, 8/10/23	73,000	73,424
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.883%, 4/25/22	125,000	125,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	125,000	125,000

Total asset-backed securities (cost $611,993)		$612,701

SHORT-TERM INVESTMENTS (28.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	3,921,876	$3,921,876
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,000	1,000
U.S. Treasury Bills 0.043%, 2/24/22(SEGSF)(SEGCCS)		$900,000	899,818
U.S. Treasury Bills 0.048%, 3/24/22(SEGSF)		1,100,000	1,099,747
U.S. Treasury Bills 0.016%, 10/7/21(SEG)(SEGSF)		1,500,000	1,499,991
U.S. Treasury Bills 0.048%, 10/19/21(SEGSF)(SEGCCS)		1,100,000	1,099,961
U.S. Treasury Bills 0.045%, 2/17/22(SEGSF)(SEGCCS)		200,000	199,963
U.S. Treasury Bills 0.038%, 3/17/22(SEGSF)(SEGCCS)		700,000	699,846
U.S. Treasury Bills 0.035%, 4/21/22		1,100,000	1,099,691
U.S. Treasury Bills 0.046%, 10/14/21(SEG)(SEGSF)(SEGCCS)		200,000	199,998
U.S. Treasury Bills 0.048%, 10/5/21(SEGSF)		1,400,000	1,399,996

Total short-term investments (cost $12,122,058)			$12,121,887
TOTAL INVESTMENTS

Total investments (cost $63,988,176)			$62,445,197

FUTURES CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	329	$72,397,992	$72,397,992	Dec-21	$40,384
U.S. Treasury Note 5 yr (Short)	38	4,664,203	4,664,203	Dec-21	22,563
U.S. Treasury Note Ultra 10 yr (Short)	16	2,324,000	2,324,000	Dec-21	32,373

Unrealized appreciation					95,320

Unrealized (depreciation)					—

Total					$95,320

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/21 (premiums $2,460,153) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$3,009,000	$17,904
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	65,020
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	610,205
Citibank, N.A.
(0.944)/3 month USD-LIBOR-BBA/Oct-26	Oct-21/0.944	2,233,500	1,385
0.944/3 month USD-LIBOR-BBA/Oct-26	Oct-21/0.944	2,233,500	17,198
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	35,906
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	51,703
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	27,744
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	217,247
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	4,592
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	7,033
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	17,585
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	32,615
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	35,008
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	263,572
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	16,511
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	21,277
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	21,856
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	34,829
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	81,797
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	92,655
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	95,016
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	790,100	144,723
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	179,542
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	180,996
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	307,334
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	47,500	2,047
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	94,900	21,399
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	41,711
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	49,247

Total			$2,695,657

WRITTEN OPTIONS OUTSTANDING at 9/30/21 (premiums $130,000) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Oct-21/$105.28	$7,000,000	$7,000,000	$8,946
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Oct-21/106.19	6,000,000	6,000,000	4,752
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Oct-21/103.75	5,000,000	5,000,000	31,430
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-21/104.56	10,000,000	10,000,000	4,650
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Oct-21/105.84	19,000,000	19,000,000	7,011
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Oct-21/107.15	5,000,000	5,000,000	850

Total				$57,639

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$4,806,000	$(44,335)	$103,281
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	35,873
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(76,523)	33,873
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	3,068,600	(148,213)	17,338
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	1,074,000	(52,825)	12,319
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	2,900,900	(18,747)	5,367
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	6,167,700	(7,401)	493
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(11,394)	(292)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	2,900,900	(18,747)	(1,770)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	1,233,500	(16,036)	(9,597)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(41,620)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(43,831)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(593,277)	(63,507)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(236,781)	(173,722)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	616,800	17,270	7,272
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	4,351
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	12,335,300	4,009	1,727
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	6,137,300	84,234	(368)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	1,534,300	23,935	(3,652)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	(11,197)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	37,959
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	(42,700)
Citibank, N.A.
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	19,471
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	12,412
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	485,200	(11,901)	6,147
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	5,444
1.624/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624	2,969,700	(42,764)	4,870
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	2,533
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	(131)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	(2,904)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	(3,463)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	(3,544)
(1.624)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624	2,969,700	(42,764)	(7,543)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	(17,277)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(19,616)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	24,256
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	3,281,900	24,877	5,317
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	3,281,900	24,877	(624)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(2,052)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	2,329,000	12,344	(6,405)
1.3075/3 month USD-LIBOR-BBA/Dec-26 (Written)	Dec-21/1.3075	9,174,600	19,496	(7,156)
Goldman Sachs International
(1.383)/3 month USD-LIBOR-BBA/Oct-31 (Purchased)	Oct-21/1.383	1,820,600	(14,947)	12,435
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	11,544
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	(2,350)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	(2,751)
1.383/3 month USD-LIBOR-BBA/Oct-31 (Purchased)	Oct-21/1.383	1,820,600	(14,947)	(14,146)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(16,485)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	1,868,900	27,286	(9,644)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	1,858,800	38,477	(16,729)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	113,300
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	14,139
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	10,075
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	3,485
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	3,300
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	546
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	(2,001)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	(2,355)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(3,761)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(16,867)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(18,501)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(160,956)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	15,521
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	(18,994)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	14,114
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	11,082
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(6,634)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(22,901)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	900,400	(30,951)	11,165
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	2,514
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	1,827
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	(1,451)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	(1,653)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	900,400	(30,951)	(13,758)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	388,900	10,598	5,939
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	3,440
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	388,900	10,598	194
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	(856)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	12,073
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	10,496
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	8,391
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	7,788
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	2,107
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,188,800	(55,279)	785
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,188,800	(55,279)	(2,164)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	(5,631)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	(6,368)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	(7,301)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	(8,410)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	(8,660)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	7,179
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	(11,410)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	1,260,600	(25,811)	13,035
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	900,400	(18,481)	9,715
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	9,545
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	532,700	(26,568)	2,866
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	532,700	(26,568)	(3,750)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	900,400	(18,481)	(6,915)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	1,260,600	(25,811)	(9,190)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(15,448)

Unrealized appreciation				658,903

Unrealized (depreciation)				(881,011)

Total				$(222,108)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/21 (proceeds receivable $5,096,504) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.50%, 10/1/51	$2,000,000	10/14/21	$2,062,266
Uniform Mortgage-Backed Securities, 2.00%, 11/1/51	1,000,000	11/10/21	1,000,727
Uniform Mortgage-Backed Securities, 2.00%, 10/1/51	2,000,000	10/14/21	2,005,124

Total			$5,068,117

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,267,200	$374,552		$(98,499)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$283,313
		1,039,500	47,297		(210)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	55,701
		229,300	7,920	(E)	(5)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	7,915
		705,700	43,415		(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(48,251)
		1,219,900	76,085		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,972)
		514,200	65,668	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(65,668)
		658,600	12,415	(E)	(7)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	12,407
		55,100	5,662	(E)	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,663)
		18,000	1,591	(E)	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,591)
		210,100	10,167		(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,932)
		561,600	4,386	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,405)
		419,900	26,546	(E)	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,532
		7,210,300	3,605		(20,206)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	25,182
		7,498,800	5,999		(20,005)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	34,056
		33,100	430	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(431)
		18,800	7	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	6
		236,500	33,538	(E)	(8)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,530
		14,651,200	2,784		(55)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,411)
		1,169,000	146,908	(E)	(40)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(146,948)
		98,700	11,396	(E)	(3)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,393
		177,700	41,966	(E)	(6)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,960
		132,100	36,123	(E)	(5)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,118
		498,700	27,942	(E)	(7)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(27,949)
		3,267,200	370,925		(435,689)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(54,730)
		103,300	4,608	(E)	(1)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(4,609)
		52,000	4,951	(E)	(1)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(4,952)
		334,800	26,918	(E)	(5)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,913
		40,600	3,280	(E)	(1)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(3,281)
		3,600,400	72,800		(29)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(71,569)
		1,661,800	113,651		(22)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(111,864)
		861,900	18,626		(8)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,486
		2,561,800	56,846		(21)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(56,338)
		303,600	50,707	(E)	23,885	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(26,823)
		3,275,000	71,723		(31)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	67,370
		3,574,900	1,680		(13)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	1,810
		3,461,900	66,711		(28)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	61,049
		3,264,000	68,283		(49,140)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,302
		4,491,000	281,002		(54,382)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	213,278
		307,000	48,319		55,607	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	8,303
		443,200	21,451		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(20,177)
		363,400	19,533		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,558
		3,461,900	62,176		(28)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	56,630
		129,100	15,988		(4)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,503
		2,155,300	6,617		(14)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,674
		2,340,000	162,724		(45)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(155,104)
		3,539,600	73,517		(29)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(69,302)
		229,000	10,861		(3)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(10,241)
		36,000	2,724		(1)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(2,611)
		36,000	2,408		(1)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(2,292)
		3,331,400	53,536		(27)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,408
		645,500	19,862		(9)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,562
		624,600	20,512		(9)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,138
		1,735,100	6,073		5,182	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	10,356
		2,106,300	12,217	(E)	(12)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,205
		3,470,200	56,113		(7,923)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	47,165
		701,000	11,223		(6)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,767
		573,300	14,533		(8)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,748
		947,000	1,875		(13)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,955)
		1,900,000	6,042		(25)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	7,812
		1,735,100	4,060		(23)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,170)
		257,800	8,100	(E)	(4)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,104)
		3,512,500	5,655		(33)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,652)
		551,600	1,048		(1,907)	4/28/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	(860)
		3,470,200	9,161		(33)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,967)
		722,200	15,130		(10)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	20,698
		270,800	19,341		(9)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,932)
		1,735,100	31,214		(23)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,897)
		1,202,000	9,243		(16)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	16,752
		1,735,100	10,202		(23)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	20,069
		21,000	76		—	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(200)
		2,000,000	12,120		(27)	5/12/31	3 month USD-LIBOR-BBA — Quarterly	1.574% — Semiannually	23,907
		1,735,100	21,446		(23)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	31,478
		724,500	6,767		(10)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,712)
		2,404,000	17,044		(23)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(10,556)
		611,300	5,801		(9)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,426)
		1,019,100	11,546		(14)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,601)
		1,735,100	7,079		(23)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	14,855
		370,800	11,321	(E)	(13)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,333)
		312,000	446		(1)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(255)
		905,800	4,085		(12)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	(203)
		793,000	3,806		(11)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	301
		1,735,100	10,445		(23)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	(3,669)
		360,000	169		(5)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,682)
		1,245,500	5,256		(17)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	(603)
		1,069,600	4,492		(10)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,916
		178,600	893		(2)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	(338)
		2,196,100	6,435		(21)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,152
		1,193,700	6,649		(16)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	(3,048)
		1,351,200	7,269		(18)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	(3,492)
		747,000	15,493		(10)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	(13,956)
		4,827,400	53,584		(46)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	(48,432)
		53,000	2,511		(2)	7/29/51	3 month USD-LIBOR-BBA — Quarterly	1.6295% — Semiannually	(2,378)
		334,000	18,998		(11)	8/11/51	1.591% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,309
		1,731,000	34,430		(23)	8/10/31	3 month USD-LIBOR-BBA — Quarterly	1.31% — Semiannually	(31,561)
		1,704,100	35,735		(23)	8/18/31	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(33,371)
		495,900	14,272	(E)	(7)	8/23/33	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,265
		3,126,200	27,167		(30)	9/2/26	0.873% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,240
		1,934,200	16,189		(18)	9/1/26	0.879% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,947
		441,100	9,153	(E)	(6)	9/1/33	1.66% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,147
		891,000	16,715		(13)	10/1/31	1.333% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,703
		3,073,000	28,364	(E)	(33,134)	12/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,770)
		41,571,000	70,671	(E)	73,858	12/15/23	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	3,188
		5,651,000	119,123	(E)	(137,282)	12/15/31	1.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,159)
		1,800,000	83,016	(E)	79,906	12/15/51	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(3,110)
		1,245,300	19,078		(17)	9/13/31	1.366% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,282
		81,900	1,324		(1)	9/14/31	3 month USD-LIBOR-BBA — Quarterly	1.357% — Semiannually	(1,277)
		853,000	16,506		(11)	9/17/31	1.324% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,095
		1,651,400	6,985	(E)	(16)	12/21/26	1.0575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,970
		378,000	6,245		(5)	9/23/31	1.355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,137
		330,000	4,217		(4)	9/27/31	1.3955% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,167
		4,726,800	5,294	(E)	(45)	10/5/26	1.046% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,249
		538,000	1,356		(18)	9/30/51	1.8375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,400)
		1,279,000	946		(44)	9/30/51	3 month USD-LIBOR-BBA — Quarterly	1.824% — Semiannually	(930)
		2,690,500	14,340	(E)	(36)	10/7/31	1.59% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,376)

	Total				$(621,358)				$172,488
(E)	Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$3,594,000	$6,110	$(36)	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(6,146)
	1,720,000	9,735	(32)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(9,767)

Total			$(68)				$(15,913)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	$151	$1,000	$105	5/11/63	200 bp — Monthly	$47
	CMBX NA A.6 Index	BBB+/P	364	3,000	314	5/11/63	200 bp — Monthly	51
	CMBX NA A.6 Index	BBB+/P	1,667	14,000	1,464	5/11/63	200 bp — Monthly	207
	CMBX NA A.6 Index	BBB+/P	1,791	15,000	1,569	5/11/63	200 bp — Monthly	227
	CMBX NA A.6 Index	BBB+/P	1,903	15,000	1,569	5/11/63	200 bp — Monthly	339
	CMBX NA A.6 Index	BBB+/P	15,540	111,000	11,611	5/11/63	200 bp — Monthly	3,966
	CMBX NA A.6 Index	BBB+/P	14,564	122,000	12,761	5/11/63	200 bp — Monthly	1,843
	CMBX NA BB.11 Index	BB-/P	12,430	22,000	1,852	11/18/54	500 bp — Monthly	10,596
	CMBX NA BB.13 Index	BB-/P	1,276	14,000	1,331	12/16/72	500 bp — Monthly	(43)
	CMBX NA BB.13 Index	BB-/P	4,899	49,000	4,660	12/16/72	500 bp — Monthly	280
	CMBX NA BB.13 Index	BB-/P	5,103	56,000	5,326	12/16/72	500 bp — Monthly	(176)
	CMBX NA BB.13 Index	BB-/P	8,871	94,000	8,939	12/16/72	500 bp — Monthly	10
	CMBX NA BB.9 Index	B+/P	1,425	7,000	1,450	9/17/58	500 bp — Monthly	(19)
	CMBX NA BB.9 Index	B+/P	5,611	10,000	2,071	9/17/58	500 bp — Monthly	3,548
	CMBX NA BB.9 Index	B+/P	13,070	64,000	13,254	9/17/58	500 bp — Monthly	(131)
	CMBX NA BBB-.13 Index	BBB-/P	614	7,000	349	12/16/72	300 bp — Monthly	269
	CMBX NA BBB-.13 Index	BBB-/P	8,941	95,000	4,731	12/16/72	300 bp — Monthly	4,257
	CMBX NA BBB-.14 Index	BBB-/P	966	31,000	1,063	12/16/72	300 bp — Monthly	(82)
	CMBX NA BBB-.14 Index	BBB-/P	12,580	385,000	13,206	12/16/72	300 bp — Monthly	(433)
	CMBX NA BBB-.14 Index	BBB-/P	15,070	491,000	16,841	12/16/72	300 bp — Monthly	(1,526)
	CMBX NA BBB-.6 Index	B+/P	40,915	167,000	47,512	5/11/63	300 bp — Monthly	(6,513)
	CMBX NA BBB-.10 Index	BB+/P	6,982	64,000	5,600	11/17/59	300 bp — Monthly	1,414
	CMBX NA BBB-.11 Index	BBB-/P	4,385	70,000	3,108	11/18/54	300 bp — Monthly	1,312
	CMBX NA BBB-.12 Index	BBB-/P	1,210	29,000	1,340	8/17/61	300 bp — Monthly	(116)
	CMBX NA BBB-.12 Index	BBB-/P	8,309	141,000	6,514	8/17/61	300 bp — Monthly	1,866
	CMBX NA BBB-.14 Index	BBB-/P	390	12,000	412	12/16/72	300 bp — Monthly	(15)
	CMBX NA BBB-.14 Index	BBB-/P	729	16,000	549	12/16/72	300 bp — Monthly	189
	CMBX NA BBB-.14 Index	BBB-/P	2,250	45,000	1,544	12/16/72	300 bp — Monthly	729
	CMBX NA BBB-.6 Index	B+/P	17,825	62,000	17,639	5/11/63	300 bp — Monthly	217
	CMBX NA BBB-.6 Index	B+/P	17,825	62,000	17,639	5/11/63	300 bp — Monthly	217
	CMBX NA BBB-.6 Index	B+/P	4,935	75,000	21,338	5/11/63	300 bp — Monthly	(16,365)
	CMBX NA BBB-.6 Index	B+/P	6,792	103,000	29,304	5/11/63	300 bp — Monthly	(22,460)
	CMBX NA BBB-.6 Index	B+/P	8,101	119,000	33,856	5/11/63	300 bp — Monthly	(25,695)
	CMBX NA BBB-.6 Index	B+/P	36,503	124,000	35,278	5/11/63	300 bp — Monthly	1,287
	CMBX NA BBB-.6 Index	B+/P	77,099	281,000	79,945	5/11/63	300 bp — Monthly	(2,705)
	CMBX NA BBB-.6 Index	B+/P	196,641	3,088,000	878,536	5/11/63	300 bp — Monthly	(680,351)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	2,541	19,000	6,405	1/17/47	500 bp — Monthly	(3,848)
	CMBX NA BBB-.6 Index	B+/P	245,430	2,612,000	743,114	5/11/63	300 bp — Monthly	(496,378)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	B+/P	53,946	506,000	143,957	5/11/63	300 bp — Monthly	(89,758)
	Goldman Sachs International
	CMBX NA A.6 Index	BBB+/P	116	1,000	105	5/11/63	200 bp — Monthly	12
	CMBX NA A.6 Index	BBB+/P	870	6,000	628	5/11/63	200 bp — Monthly	244
	CMBX NA A.6 Index	BBB+/P	3,325	28,000	2,929	5/11/63	200 bp — Monthly	406
	CMBX NA A.7 Index	BBB+/P	(54)	37,000	1,787	1/17/47	200 bp — Monthly	(1,829)
	CMBX NA BB.13 Index	BB-/P	1,635	17,000	1,617	12/16/72	500 bp — Monthly	32
	CMBX NA BB.6 Index	B-/P	5,563	38,562	17,345	5/11/63	500 bp — Monthly	(11,750)
	CMBX NA BBB-.14 Index	BBB-/P	455	12,000	412	12/16/72	300 bp — Monthly	49
	CMBX NA BBB-.14 Index	BBB-/P	2,178	49,000	1,681	12/16/72	300 bp — Monthly	521
	CMBX NA BBB-.14 Index	BBB-/P	2,848	62,000	2,127	12/16/72	300 bp — Monthly	752
	CMBX NA BBB-.6 Index	B+/P	142	1,000	285	5/11/63	300 bp — Monthly	(142)
	CMBX NA BBB-.6 Index	B+/P	717	14,000	3,983	5/11/63	300 bp — Monthly	(3,259)
	CMBX NA BBB-.6 Index	B+/P	1,416	16,000	4,552	5/11/63	300 bp — Monthly	(3,128)
	CMBX NA BBB-.6 Index	B+/P	1,416	16,000	4,552	5/11/63	300 bp — Monthly	(3,128)
	CMBX NA BBB-.6 Index	B+/P	2,017	24,000	6,828	5/11/63	300 bp — Monthly	(4,799)
	CMBX NA BBB-.6 Index	B+/P	4,881	42,000	11,949	5/11/63	300 bp — Monthly	(7,047)
	CMBX NA BBB-.6 Index	B+/P	12,121	43,000	12,234	5/11/63	300 bp — Monthly	(91)
	CMBX NA BBB-.6 Index	B+/P	12,121	43,000	12,234	5/11/63	300 bp — Monthly	(91)
	CMBX NA BBB-.6 Index	B+/P	2,486	49,000	13,941	5/11/63	300 bp — Monthly	(11,430)
	CMBX NA BBB-.6 Index	B+/P	6,787	51,000	14,510	5/11/63	300 bp — Monthly	(7,697)
	CMBX NA BBB-.6 Index	B+/P	3,030	60,000	17,070	5/11/63	300 bp — Monthly	(14,010)
	CMBX NA BBB-.6 Index	B+/P	20,258	74,000	21,053	5/11/63	300 bp — Monthly	(759)
	CMBX NA BBB-.6 Index	B+/P	35,594	134,000	38,123	5/11/63	300 bp — Monthly	(2,462)
	CMBX NA BBB-.6 Index	B+/P	24,037	208,000	59,176	5/11/63	300 bp — Monthly	(35,035)
	CMBX NA BBB-.6 Index	B+/P	31,021	309,000	87,911	5/11/63	300 bp — Monthly	(56,735)
	CMBX NA BBB-.6 Index	B+/P	50,168	470,000	133,715	5/11/63	300 bp — Monthly	(83,312)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	484	6,000	89	12/16/72	200 bp — Monthly	574
	CMBX NA BB.10 Index	B+/P	2,006	25,000	5,840	5/11/63	500 bp — Monthly	(3,813)
	CMBX NA BB.7 Index	B/P	30,848	63,000	21,237	1/17/47	500 bp — Monthly	9,663
	CMBX NA BBB-.13 Index	BBB-/P	604	3,000	149	12/16/72	300 bp — Monthly	456
	CMBX NA BBB-.13 Index	BBB-/P	1,001	5,000	249	12/16/72	300 bp — Monthly	754
	CMBX NA BBB-.13 Index	BBB-/P	346	5,000	249	12/16/72	300 bp — Monthly	99
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	335	2,892	1,301	5/11/63	500 bp — Monthly	(963)
	CMBX NA BB.7 Index	B/P	1,452	12,000	4,045	1/17/47	500 bp — Monthly	(2,583)
	CMBX NA BBB-.6 Index	B+/P	267,292	992,000	282,224	5/11/63	300 bp — Monthly	(14,436)
	CMBX NA BBB-.6 Index	B+/P	16,409	59,000	16,786	5/11/63	300 bp — Monthly	(347)
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	BBB+/P	(2)	2,000	97	1/17/47	200 bp — Monthly	(98)
	CMBX NA A.7 Index	BBB+/P	(5)	11,000	531	1/17/47	200 bp — Monthly	(533)
	CMBX NA A.7 Index	BBB+/P	656	135,000	6,521	1/17/47	200 bp — Monthly	(5,820)
	CMBX NA BB.13 Index	BB-/P	372	4,000	380	12/16/72	500 bp — Monthly	(5)
	CMBX NA BB.13 Index	BB-/P	1,285	14,000	1,331	12/16/72	500 bp — Monthly	(34)
	CMBX NA BB.13 Index	BB-/P	1,793	19,000	1,807	12/16/72	500 bp — Monthly	2
	CMBX NA BB.13 Index	BB-/P	2,693	28,000	2,663	12/16/72	500 bp — Monthly	53
	CMBX NA BB.13 Index	BB-/P	3,027	33,000	3,138	12/16/72	500 bp — Monthly	(84)
	CMBX NA BB.13 Index	BB-/P	4,374	48,000	4,565	12/16/72	500 bp — Monthly	(151)
	CMBX NA BB.13 Index	BB-/P	5,634	61,000	5,801	12/16/72	500 bp — Monthly	(116)
	CMBX NA BB.6 Index	B-/P	36,496	82,908	37,292	5/11/63	500 bp — Monthly	(727)
	CMBX NA BB.6 Index	B-/P	197,820	454,066	204,239	5/11/63	500 bp — Monthly	(6,040)
	CMBX NA BBB-.14 Index	BBB-/P	28	1,000	34	12/16/72	300 bp — Monthly	(6)
	CMBX NA BBB-.12 Index	BBB-/P	3,418	58,000	2,680	8/17/61	300 bp — Monthly	767
	CMBX NA BBB-.12 Index	BBB-/P	4,852	113,000	5,221	8/17/61	300 bp — Monthly	(312)
	CMBX NA BBB-.6 Index	B+/P	752	9,000	2,561	5/11/63	300 bp — Monthly	(1,804)
	CMBX NA BBB-.6 Index	B+/P	2,377	36,000	10,242	5/11/63	300 bp — Monthly	(7,847)
	CMBX NA BBB-.6 Index	B+/P	2,364	36,000	10,242	5/11/63	300 bp — Monthly	(7,860)
	CMBX NA BBB-.6 Index	B+/P	4,206	43,000	12,234	5/11/63	300 bp — Monthly	(8,006)
	CMBX NA BBB-.6 Index	B+/P	21,440	81,000	23,045	5/11/63	300 bp — Monthly	(1,564)
	CMBX NA BBB-.6 Index	B+/P	23,959	85,000	24,183	5/11/63	300 bp — Monthly	(181)
	CMBX NA BBB-.6 Index	B+/P	49,731	189,000	53,771	5/11/63	300 bp — Monthly	(3,945)
	CMBX NA BBB-.6 Index	B+/P	423,965	6,399,500	1,820,658	5/11/63	300 bp — Monthly	(1,393,493)
	CMBX NA BBB-.7 Index	BB-/P	74	1,000	181	1/17/47	300 bp — Monthly	(106)
	CMBX NA BBB-.7 Index	BB-/P	23,003	338,000	61,077	1/17/47	300 bp — Monthly	(37,905)

Upfront premium received			2,219,942		Unrealized appreciation			47,255

Upfront premium (paid)			(61)		Unrealized (depreciation)			(3,092,097)

	Total		$2,219,881				Total	$(3,044,842)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(22,695)	$89,000	$20,790	11/17/59	(500 bp) — Monthly	$(1,979)
	CMBX NA BB.10 Index	(6,028)	25,000	5,840	11/17/59	(500 bp) — Monthly	(234)
	CMBX NA BB.10 Index	(1,252)	12,000	2,803	11/17/59	(500 bp) — Monthly	1,541
	CMBX NA BB.10 Index	(987)	9,000	2,102	11/17/59	(500 bp) — Monthly	1,108
	CMBX NA BB.11 Index	(357)	7,000	589	11/18/54	(500 bp) — Monthly	227
	CMBX NA BB.11 Index	(363)	7,000	589	11/18/54	(500 bp) — Monthly	220
	CMBX NA BB.11 Index	(505)	7,000	589	11/18/54	(500 bp) — Monthly	78
	CMBX NA BB.7 Index	(9,346)	183,000	61,689	1/17/47	(500 bp) — Monthly	52,082
	CMBX NA BB.7 Index	(1,077)	16,000	5,394	1/17/47	(500 bp) — Monthly	4,303
	CMBX NA BB.8 Index	(12,059)	33,821	12,059	10/17/57	(500 bp) — Monthly	—
	CMBX NA BB.8 Index	(2,980)	23,192	8,203	10/17/57	(500 bp) — Monthly	5,204
	CMBX NA BBB-.10 Index	(44,532)	259,000	22,663	11/17/59	(300 bp) — Monthly	(21,999)
	CMBX NA BBB-.10 Index	(17,178)	74,000	6,475	11/17/59	(300 bp) — Monthly	(10,740)
	CMBX NA BBB-.10 Index	(12,167)	51,000	4,463	11/17/59	(300 bp) — Monthly	(7,730)
	CMBX NA BBB-.10 Index	(8,077)	37,000	3,238	11/17/59	(300 bp) — Monthly	(4,858)
	CMBX NA BBB-.10 Index	(7,182)	33,000	2,888	11/17/59	(300 bp) — Monthly	(4,311)
	CMBX NA BBB-.12 Index	(12,736)	185,000	8,547	8/17/61	(300 bp) — Monthly	(4,282)
	CMBX NA BBB-.12 Index	(8,800)	39,000	1,802	8/17/61	(300 bp) — Monthly	(7,018)
	CMBX NA BBB-.12 Index	(2,116)	31,000	1,432	8/17/61	(300 bp) — Monthly	(699)
	CMBX NA BBB-.10 Index	(6,851)	56,000	4,900	11/17/59	(300 bp) — Monthly	(1,979)
	CMBX NA BBB-.10 Index	(6,246)	49,000	4,288	11/17/59	(300 bp) — Monthly	(1,983)
	CMBX NA BBB-.10 Index	(1,657)	13,000	1,138	11/17/59	(300 bp) — Monthly	(526)
	CMBX NA BBB-.11 Index	(9,616)	30,000	1,332	11/18/54	(300 bp) — Monthly	(8,299)
	CMBX NA BBB-.11 Index	(3,680)	25,000	1,110	11/18/54	(300 bp) — Monthly	(2,582)
	CMBX NA BBB-.12 Index	(21,043)	63,000	2,911	8/17/61	(300 bp) — Monthly	(18,164)
	CMBX NA BBB-.12 Index	(18,075)	52,000	2,402	8/17/61	(300 bp) — Monthly	(15,698)
	CMBX NA BBB-.12 Index	(11,951)	34,000	1,571	8/17/61	(300 bp) — Monthly	(10,397)
	CMBX NA BBB-.12 Index	(4,010)	12,000	554	8/17/61	(300 bp) — Monthly	(3,461)
	CMBX NA BBB-.13 Index	(1,137)	15,000	747	12/16/72	(300 bp) — Monthly	(397)
	CMBX NA BBB-.13 Index	(611)	12,000	598	12/16/72	(300 bp) — Monthly	(19)
	CMBX NA BBB-.13 Index	(555)	11,000	548	12/16/72	(300 bp) — Monthly	(12)
	CMBX NA BBB-.7 Index	(4,375)	20,000	3,614	1/17/47	(300 bp) — Monthly	(771)
	CMBX NA BBB-.8 Index	(22,031)	141,000	18,302	10/17/57	(300 bp) — Monthly	(3,800)
	CMBX NA BBB-.8 Index	(14,226)	90,000	11,682	10/17/57	(300 bp) — Monthly	(2,589)
	CMBX NA BBB-.8 Index	(14,282)	90,000	11,682	10/17/57	(300 bp) — Monthly	(2,645)
	CMBX NA BBB-.8 Index	(10,955)	70,000	9,086	10/17/57	(300 bp) — Monthly	(1,904)
	CMBX NA BBB-.8 Index	(6,298)	44,000	5,711	10/17/57	(300 bp) — Monthly	(608)
	CMBX NA BBB-.9 Index	(1,183)	5,000	387	9/17/58	(300 bp) — Monthly	(799)
	Credit Suisse International
	CMBX NA BB.10 Index	(2,854)	24,000	5,606	11/17/59	(500 bp) — Monthly	2,732
	CMBX NA BB.10 Index	(3,202)	24,000	5,606	11/17/59	(500 bp) — Monthly	2,384
	CMBX NA BB.10 Index	(1,616)	13,000	3,037	11/17/59	(500 bp) — Monthly	1,410
	Goldman Sachs International
	CMBX NA A .6 Index	(66)	1,000	105	5/11/63	(200 bp) — Monthly	38
	CMBX NA BB.8 Index	(15,652)	44,450	15,722	10/17/57	(500 bp) — Monthly	33
	CMBX NA BB.8 Index	(6,660)	18,360	6,494	10/17/57	(500 bp) — Monthly	(181)
	CMBX NA BB.8 Index	(6,671)	18,360	6,494	10/17/57	(500 bp) — Monthly	(193)
	CMBX NA BB.8 Index	(906)	7,731	2,734	10/17/57	(500 bp) — Monthly	1,821
	CMBX NA BB.9 Index	(3,674)	23,000	4,763	9/17/58	(500 bp) — Monthly	1,070
	CMBX NA BBB-.10 Index	(3,500)	16,000	1,400	11/17/59	(300 bp) — Monthly	(2,108)
	CMBX NA BBB-.6 Index	(39,785)	146,000	41,537	5/11/63	(300 bp) — Monthly	1,679
	CMBX NA BBB-.8 Index	(3,293)	21,000	2,726	10/17/57	(300 bp) — Monthly	(578)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(5,148)	9,640	4,336	5/11/63	(500 bp) — Monthly	(820)
	CMBX NA BB.11 Index	(545)	1,000	84	11/18/54	(500 bp) — Monthly	(462)
	CMBX NA BB.8 Index	(16,356)	31,888	11,279	10/17/57	(500 bp) — Monthly	(5,103)
	CMBX NA BBB-.10 Index	(3,793)	23,000	2,013	11/17/59	(300 bp) — Monthly	(1,792)
	CMBX NA BBB-.10 Index	(11,268)	40,000	3,500	11/17/59	(300 bp) — Monthly	(7,788)
	CMBX NA BBB-.10 Index	(9,534)	32,000	2,800	11/17/59	(300 bp) — Monthly	(6,750)
	CMBX NA BBB-.12 Index	(547)	14,000	647	8/17/61	(300 bp) — Monthly	93
	CMBX NA BBB-.12 Index	(1,048)	3,000	139	8/17/61	(300 bp) — Monthly	(911)
	CMBX NA BBB-.7 Index	(56,108)	239,000	43,187	1/17/47	(300 bp) — Monthly	(13,041)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,366)	24,000	5,606	11/17/59	(500 bp) — Monthly	4,221
	CMBX NA BBB-.10 Index	(6,933)	32,000	2,800	11/17/59	(300 bp) — Monthly	(4,149)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(4,227)	18,000	4,205	11/17/59	(500 bp) — Monthly	(38)
	CMBX NA BB.10 Index	(1,259)	12,000	2,803	11/17/59	(500 bp) — Monthly	1,535
	CMBX NA BB.8 Index	(9,393)	18,360	6,494	10/17/57	(500 bp) — Monthly	(2,915)
	CMBX NA BB.8 Index	(3,160)	8,697	3,076	10/17/57	(500 bp) — Monthly	(91)
	CMBX NA BB.9 Index	(11,669)	81,000	16,775	9/17/58	(500 bp) — Monthly	5,038
	CMBX NA BB.9 Index	(12,450)	80,000	16,568	9/17/58	(500 bp) — Monthly	4,051
	CMBX NA BB.9 Index	(10,801)	79,000	16,361	9/17/58	(500 bp) — Monthly	5,468
	CMBX NA BB.9 Index	(9,237)	68,000	14,083	9/17/58	(500 bp) — Monthly	4,789
	CMBX NA BB.9 Index	(1,270)	36,000	7,456	9/17/58	(500 bp) — Monthly	6,156
	CMBX NA BB.9 Index	(2,309)	27,000	5,592	9/17/58	(500 bp) — Monthly	3,260
	CMBX NA BB.9 Index	(3,633)	24,000	4,970	9/17/58	(500 bp) — Monthly	1,318
	CMBX NA BB.9 Index	(3,319)	22,000	4,556	9/17/58	(500 bp) — Monthly	1,218
	CMBX NA BB.9 Index	(2,876)	19,000	3,935	9/17/58	(500 bp) — Monthly	1,043
	CMBX NA BBB-.8 Index	(18,512)	119,000	15,446	10/17/57	(300 bp) — Monthly	(3,126)
	CMBX NA BBB-.8 Index	(9,409)	60,000	7,788	10/17/57	(300 bp) — Monthly	(1,651)
	CMBX NA BBB-.10 Index	(9,946)	59,000	5,163	11/17/59	(300 bp) — Monthly	(4,813)
	CMBX NA BBB-.10 Index	(8,751)	37,000	3,238	11/17/59	(300 bp) — Monthly	(5,532)
	CMBX NA BBB-.10 Index	(7,801)	32,000	2,800	11/17/59	(300 bp) — Monthly	(5,017)
	CMBX NA BBB-.10 Index	(4,005)	23,000	2,013	11/17/59	(300 bp) — Monthly	(2,004)
	CMBX NA BBB-.10 Index	(4,362)	19,000	1,663	11/17/59	(300 bp) — Monthly	(2,709)
	CMBX NA BBB-.10 Index	(3,929)	18,000	1,575	11/17/59	(300 bp) — Monthly	(2,363)
	CMBX NA BBB-.10 Index	(2,168)	10,000	875	11/17/59	(300 bp) — Monthly	(1,298)
	CMBX NA BBB-.10 Index	(1,946)	9,000	788	11/17/59	(300 bp) — Monthly	(1,163)
	CMBX NA BBB-.12 Index	(5,797)	28,000	1,294	8/17/61	(300 bp) — Monthly	(4,517)
	CMBX NA BBB-.12 Index	(2,921)	14,000	647	8/17/61	(300 bp) — Monthly	(2,282)
	CMBX NA BBB-.10 Index	(19,618)	159,000	13,913	11/17/59	(300 bp) — Monthly	(5,785)
	CMBX NA BBB-.10 Index	(11,034)	87,000	7,613	11/17/59	(300 bp) — Monthly	(3,465)
	CMBX NA BBB-.10 Index	(7,188)	83,000	7,263	11/17/59	(300 bp) — Monthly	33
	CMBX NA BBB-.10 Index	(3,171)	25,000	2,188	11/17/59	(300 bp) — Monthly	(996)
	CMBX NA BBB-.11 Index	(2,361)	15,000	666	11/18/54	(300 bp) — Monthly	(1,702)
	CMBX NA BBB-.12 Index	(1,237)	4,000	185	8/17/61	(300 bp) — Monthly	(1,054)
	CMBX NA BBB-.13 Index	(4,191)	68,000	3,386	12/16/72	(300 bp) — Monthly	(838)
	CMBX NA BBB-.7 Index	(4,063)	64,000	11,565	1/17/47	(300 bp) — Monthly	7,469
	CMBX NA BBB-.8 Index	(10,734)	75,000	9,735	10/17/57	(300 bp) — Monthly	(1,037)
	CMBX NA BBB-.8 Index	(9,141)	59,000	7,658	10/17/57	(300 bp) — Monthly	(1,513)
	CMBX NA BBB-.8 Index	(9,063)	58,000	7,528	10/17/57	(300 bp) — Monthly	(1,563)
	CMBX NA BBB-.8 Index	(6,090)	48,000	6,230	10/17/57	(300 bp) — Monthly	116
	CMBX NA BBB-.8 Index	(6,105)	48,000	6,230	10/17/57	(300 bp) — Monthly	101

Upfront premium received		—			Unrealized appreciation		121,839

Upfront premium (paid)		(778,890)			Unrealized (depreciation)		(241,831)

	Total	$(778,890)				Total	$(119,992)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $42,860,229.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Short Term Investment Fund**	$—	$11,095,467	$7,173,591	$1,162	$3,921,876

	Total Short-term investments	$—	$11,095,467	$7,173,591	$1,162	$3,921,876
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $198,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,633,440.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $201,981.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $32,412,420 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,963,371 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,633,440 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$403,424	$209,277
Mortgage-backed securities	—	34,224,617	—
Purchased options outstanding	—	27,241	—
Purchased swap options outstanding	—	630,834	—
U.S. government and agency mortgage obligations	—	14,827,917	—
Short-term investments	1,000	12,120,887	—

Totals by level	$1,000	$62,234,920	$209,277
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$95,320	$—	$—
Written options outstanding	—	(57,639)	—
Written swap options outstanding	—	(2,695,657)	—
Forward premium swap option contracts	—	(222,108)	—
TBA sale commitments	—	(5,068,117)	—
Interest rate swap contracts	—	793,846	—
Total Return Swaps	—	(15,845)	—
Credit default contracts	—	(4,605,825)	—

Totals by level	$95,320	$(11,871,345)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$70,900,000
Purchased swap option contracts (contract amount)	$117,800,000
Written TBA commitment option contracts (contract amount)	$70,900,000
Written swap option contracts (contract amount)	$98,400,000
Futures contracts (number of contracts)	400
Centrally cleared interest rate swap contracts (notional)	$194,500,000
Centrally cleared total return swap contracts (notional)	$6,200,000
OTC credit default contracts (notional)	$26,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com